Lease liabilities	3 Months Ended
Mar. 31, 2026
Lease liabilities
Lease liabilities

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

16.Lease liabilities

	March 31,	December 31,
	2026	2025
	$'m	$'m

Non‑current	303.7	311.7
Current	62.3	60.7
Total lease liabilities	366.0	372.4

Lease liabilities represent the net present value of future payments due under long-term leases for leasehold land on which our towers are located and for other leasehold assets such as warehouses and offices. During the three month period ended March 31, 2026, payments of $32.4 million (three months ended March 31, 2025: $24.5 million) were made in respect of lease liabilities. These lease liabilities are unwound using incremental borrowing rates which represent the credit risk of the lessee entity and the length of the lease agreement.

The undiscounted contractual payments under the lease liabilities, are as follows:

		Total
	Carrying	contractual	Within	1 ‑ 3	3 ‑ 5	Over 5
	value	cash flows	1 year	years	years	years
	$'m	$'m	$'m	$'m	$'m	$'m

At March 31, 2026
Lease liabilities	366.0	686.6	70.5	139.5	109.3	367.3

At December 31, 2025
Lease liabilities	372.4	698.9	69.8	140.0	111.3	377.8

Cash flows presented above use renewal expectation assumptions consistent with those used for the application of IFRS 16. The weighted average remaining lease term remaining as of March 31, 2026, is 11 years. Amounts above exclude the Latam disposal groups which were classified as held for sale (see note 20 for more information).